Investment Strategy - NEW ALTERNATIVES FUND	Apr. 30, 2026
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies of the Fund
Strategy Narrative [Text Block]

The Fund seeks to achieve its investment objective by investing in equity securities. The equity securities in which the Fund invests consist primarily of common stocks. Other equity securities in which the Fund may invest include YieldCos, American Depository Receipts (“ADRs”), real estate investment trusts (“REITs”) and publicly-traded master limited partnerships (“MLPs”). The Fund makes investments in a wide range of industries and in companies of all sizes. The Fund invests in equity securities of both U.S. and foreign companies and has no limitation on the percentage of assets invested in the U.S. or abroad.

Under normal market conditions, at least 25% of the Fund’s total assets will be invested in equity securities of companies in the alternative energy industry. “Alternative Energy” or “Renewable Energy” means the production, conservation, storage and transmission of energy to reduce pollution and harm to the environment, particularly when compared to conventional coal, oil or nuclear energy.

In selecting investments for the Fund, the investment advisor selects securities for purchase or sale by subjectively balancing factors such as the investment’s relationship to the Fund’s areas of interest and concentration in Alternative Energy, Renewable Energy and related areas, the perceived risk of the investment, and the current value of the security. The investment advisor also considers the perceived prospects for the company and its industry, with concern for economic, political and social conditions at the time. In addition, the investment advisor considers its expectations for the investment based on, among other things, the company’s technological and management strength. The investment advisor considers the advancement of the Renewable Energy industry has been so dramatic that it has created a myriad of investment opportunities, and the Fund intends to capitalize on them. The investment advisor may consider investments in new technologies intended to provide a clean and sustainable environment.